Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,006,290.87
Total Fee Amount	4,263.55
Total Offset Amount	0.00
Net Fee	$ 4,263.55
Offering Table N/A
Offset Table N/A	N/A